Subordinated Liabilities - Undated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 1,073	£ 4,313
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 16	16
Initial call date	2032
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 203	199
Initial call date	2032
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0	34
Initial call date	2019
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0	3,189
Initial call date	2019
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 53	51
Initial call date	2036
7.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 165	173
Initial call date	2020
6.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 42	42
Initial call date	2027
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 29	30
Initial call date	Any interest payment date
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 92	95
Initial call date	Any interest payment date
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 191	199
Initial call date	Any interest payment date
Undated Floating Rate Primary Capital Notes Series 3 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 21	21
Initial call date	Any interest payment date
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 81	81
Initial call date	2021
9% Permanent Interest Bearing Capital Bonds | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 44	44
Initial call date	At any time
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 55	55
Initial call date	2028
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 81	£ 81
Initial call date	2028